Share Capital - Summary of deferred share units outstanding (Detail) - Deferred Share Units [Member] - Deferred Share Unit Plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Number Of Other Equity Instruments Outstanding [Line Items]
Outstanding, Beginning	450,000
Granted	615,000	450
Outstanding, Ending	1,065,000	450,000